Debt - Summary of Effective Interest Rate, Contractual Interest Expense and Amortization of Debt Discount (Detail) (2019 Cash Convertible Senior Notes [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2014
2019 Cash Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Effective interest rate	5.14%
Contractual interest expense	$ 1
Amortization of debt discount	$ 3